[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2001



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS



                        CAPITAL GROWTH FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES













                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Capital Growth Fund's objective is to maximize long-term after-tax returns.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Capital Growth Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $1.5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

The advisor seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income). Among the main strategies used in the tax-efficient management of the fund are the following:

o investing primarily in lower-yielding growth stocks to minimize taxable dividend income.

o  employing a long-term, low turnover approach to investing.

o  attempting to avoid net realized short-term gains.

o selling stocks trading below cost to realize losses (when appropriate) in order to offset realized capital gains that would otherwise have to be distributed to shareholders.

o selling the highest-cost shares when selling appreciated stocks, in order to minimize realized capital gains.

o selectively using tax-advantaged hedging techniques as an alternative to taxable sales (including derivative instruments such as purchased put options, equity collars, equity swaps, covered short sales, and stock index futures contracts).

As a result of its tax-efficient strategy, the fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and swaps if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

On September 24, 2001, the fund changed its investment objective to manage the portfolio of securities on a tax efficient basis. Performance prior to this date does not reflect this management strategy.

--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                         1     FUND PROFILE - First American Capital Growth Fund

FIRST AMERICAN CAPITAL GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

28.22%    25.84%    -11.86%
--------------------------------------------------------------------------------
 1998      1999       2000      2001

Best Quarter:    Quarter ending     December 31, 1998       29.76%
Worst Quarter:   Quarter ending     December 31, 2000      (15.81)%

AVERAGE ANNUAL TOTAL RETURNS                Inception                      Since
AS OF 12/31/01(1)                                Date     One Year     Inception
--------------------------------------------------------------------------------
Capital Growth Fund                           8/18/97            %             %
--------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                     %             %
--------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                         %             %
--------------------------------------------------------------------------------
Standard & Poor's/BARRA 500 Growth Index(3)                      %             %
--------------------------------------------------------------------------------

(1)On 9/24/01, the Capital Growth Fund became the successor by merger to the Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.
(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index is calculated from 8/31/97.
(3)The Standard & Poor's 500 Composite Index is an unmanaged index of large capitalization stocks. The Standard & Poor's/BARRA 500 Growth Index is an unmanaged market capitalization weighted index comprised of the stocks in the Standard & Poor's 500 Composite Index with the highest valuations and, in the adviser's view, the greatest growth opportunities. The since inception performance of the indices is calculated from 8/31/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(AS A PERCENTAGE OF OFFERING PRICE)                                        None

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                    None

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.65%
 Distribution and Service (12b-1) Fees                                     None
 Other Expenses                                                           0.34%
 Total Annual Fund Operating Expenses                                     0.99%
 Waiver of Fund Expenses(2)                                              (0.09)%
 NET EXPENSES(2)                                                          0.90%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.
(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                 $   92
   3 years                                                                $  306
   5 years                                                                $  538
  10 years                                                                $1,205


                         2     FUND PROFILE - First American Capital Growth Fund

FIRST AMERICAN CAPITAL GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2001


                        3      FUND PROFILE - First American Capital Growth Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2001



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS



                        RELATIVE VALUE FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES













                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN RELATIVE VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Relative Value Fund's objective is to maximize after-tax total return from capital appreciation plus income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks.

The advisor selects companies that it believes are undervalued relative to the stocks that make up the Russell 1000 Index and also that represent the best values within each industry sector indicated by the following characteristics:

o  price to earnings ratio.

o  book value.

o  assets to liabilities ratio.

The advisor selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative models, together with economic forecasts and assessments of the risk and volatility of the company's industry. The advisor assesses the earnings and dividend growth prospects of the various companies' stocks and then considers the risk and volatility of the companies' industries. The advisor also considers other factors such as product position or market share.

The advisor seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and a moderate amount of dividend income. Among the main strategies used in the tax-efficient management of the fund are the following:

o  employing a long-term, low turnover approach to investing.

o  attempting to avoid net realized short-term gains (taxed as ordinary income).

o  selling stocks trading below cost to realize losses (when appropriate).

o  selecting tax-favored share lots when selling appreciated stocks.

o selectively using tax-advantaged hedging techniques as an alternative to taxable sales (including derivative instruments such as purchased put options, equity collars, equity swaps, covered short sales, and stock index futures contracts).

As a result of its tax-efficient strategy, the fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and swaps if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and swaps if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

On September 24, 2001, the fund changed its investment objective to manage its portfolio of securities on a tax efficient basis. Performance prior to this date does not reflect this management strategy.

--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                         1     FUND PROFILE - First American Relative Value Fund

FIRST AMERICAN RELATIVE VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

18.50%     7.42%     -2.89%
--------------------------------------------------------------------------------
 1998      1999       2000      2001

Best Quarter:    Quarter ending     December 31, 1998        21.37%
Worst Quarter:   Quarter ending     September 30, 1998      (12.22)%

AVERAGE ANNUAL TOTAL RETURNS               Inception                       Since
AS OF 12/31/01(1)                               Date      One Year     Inception
--------------------------------------------------------------------------------
Relative Value Fund                          8/18/97             %             %
--------------------------------------------------------------------------------
Russell 1000 Value Index(2)                                      %             %
--------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                         %             %
--------------------------------------------------------------------------------
Standard & Poor's/BARRA 500 Value Index(3)                       %             %
--------------------------------------------------------------------------------

(1)On 9/24/01, the Relative Value Fund became the successor by merger to the Firstar Relative Value Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Relative Value Fund. The Firstar Relative Value Fund was organized on 12/11/00 and, prior to that was a separate series of Firstar Stellar Funds, Inc.
(2)The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Value Index as benchmarks. Going forward, the fund will use the Russell 1000 Value Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 8/31/97.
(3)The Standard & Poor's 500 Composite Index is an unmanaged index of large capitalization stocks. The Standard & Poor's/BARRA 500 Value Index is an unmanaged capitalization weighted index consisting of approximately 50% of the market capitalization of the Standard & Poor's 500 Composite Index with low price-to-book ratios. The since inception performance of the indices is calculated from 8/31/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(AS A PERCENTAGE OF OFFERING PRICE)                                        None

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                    None

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.65%
 Distribution and Service (12b-1) Fees                                     None
 Other Expenses                                                           0.30%
 Total Annual Fund Operating Expenses                                     0.95%
 Waiver of Fund Expenses(2)                                              (0.05)%
 NET EXPENSES(2)                                                          0.90%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.
(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                 $   92
   3 years                                                                $  298
   5 years                                                                $  521
  10 years                                                                $1,162


                        2      FUND PROFILE - First American Relative Value Fund

FIRST AMERICAN RELATIVE VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2001


                         3     FUND PROFILE - First American Relative Value Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2001



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS



                          MID CAP CORE FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES













                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN MID CAP CORE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Core Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Core Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's MidCap 400 Index (S&P 400 Index). This index measures the performance of 400 selected common stocks representing the middle capitalization segment of the U.S. stock market. As of the date of this profile, market capitalizations of companies in the S&P 400 Index ranged from approximately $278 million to $10.9 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  strong competitive position.

o  strong management.

o  sound financial condition.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and swaps if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                           1     FUND PROFILE - First American Mid Cap Core Fund

FIRST AMERICAN MID CAP CORE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

7.22%   8.02%   -2.01%   29.64%  18.87%  17.42%   4.91%   2.53%   25.60%
--------------------------------------------------------------------------------
1992    1993     1994     1995    1996    1997    1998    1999     2000     2001

Best Quarter:
Quarter ending   December 31, 1999       24.27%

Worst Quarter:
Quarter ending   September 30, 1998     (19.63)%

AVERAGE ANNUAL TOTAL RETURNS              Inception
AS OF 12/31/01(1)                              Date   One Year   Five Years   Ten Years
---------------------------------------------------------------------------------------
Mid Cap Core Fund                          12/28/89          %            %           %
---------------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index(2)                        %            %           %
---------------------------------------------------------------------------------------

(1)On 9/24/01, the Mid Cap Core Fund became the successor by merger to the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar MidCap Core Equity Fund. Institutional (Class Y) shares were not offered until 1/10/95. Performance prior to that date is that of the original class of shares offered by the Firstar fund, which did not have a distribution or shareholder servicing fee.
(2)An unmanaged, capitalization weighted index that represents the aggregate market value of the common equity of 400 companies chosen by Standard & Poor's with a median capitalization of approximately $700 million and measures the performance of the mid-range sector of the U.S. stock market.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(AS A PERCENTAGE OF OFFERING PRICE)                                        None

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                    None

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.70%
 Distribution and Service (12b-1) Fees                                     None
 Other Expenses                                                           0.32%
 Total Annual Fund Operating Expenses                                     1.02%
 Waiver of Fund Expenses(2)                                              (0.07)%
 NET EXPENSES(2)                                                          0.95%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.
(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.95%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                 $   97
   3 years                                                                $  318
   5 years                                                                $  556
  10 years                                                                $1,241


                           2     FUND PROFILE - First American Mid Cap Core Fund

FIRST AMERICAN MID CAP CORE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2001


                           3     FUND PROFILE - First American Mid Cap Core Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2001



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS



                        SMALL CAP CORE FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES













                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN SMALL CAP CORE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Core Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Core Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's Small Cap 600 Index (S&P Small Cap 600 Index). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of the date of this profile, market capitalizations of companies in the S&P Small Cap 600 Index ranged from approximately $54 million to $3.2 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or small cap stocks may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and swaps if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                         1     FUND PROFILE - First American Small Cap Core Fund

FIRST AMERICAN SMALL CAP CORE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

23.59%   2.52%   17.24%   10.98%   20.79%   -7.77%   17.10%   20.04%
--------------------------------------------------------------------------------
 1993    1994     1995     1996     1997     1998     1999     2000     2001

Best Quarter:
Quarter ending   March 31, 1999          17.06%

Worst Quarter:
Quarter ending   September 30, 1998     (24.71)%

AVERAGE ANNUAL TOTAL RETURNS          Inception                                  Since
AS OF 12/31/01(1)                          Date    One Year    Five Years    Inception
--------------------------------------------------------------------------------------
Small Cap Core Fund                      5/6/92           %             %            %
--------------------------------------------------------------------------------------
Standard & Poor's SmallCap 600 Index(2)                   %             %            %
--------------------------------------------------------------------------------------
Russell 2000 Index(3)                                     %             %            %
--------------------------------------------------------------------------------------
Wilshire Next 1750 Index(4)                               %             %            %
--------------------------------------------------------------------------------------

(1)On 9/24/01, the Small Cap Core Fund became the successor by merger to the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.
(2)An unmanaged, capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalizations. Previously, the fund used the Russell 2000 Index and the Wilshire Next 1750 Index as benchmark indices. Going forward, the fund will use the Standard & Poor's SmallCap 600 Index because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 5/31/92.
(3)The Russell 2000 Index is an unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index, which is comprised of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 5/31/92.
(4)The Wilshire Next 1750 Index is an unmanaged index intended to show the next largest 1,750 companies after the top 750 companies of the Wilshire 5000 Stock Index. The since inception performance of the index is calculated from 5/31/92.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(AS A PERCENTAGE OF OFFERING PRICE)                                        None

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                    None

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.70%
 Distribution and Service (12b-1) Fees                                     None
 Other Expenses                                                           0.29%
 Total Annual Fund Operating Expenses                                     0.99%
 Waiver of Fund Expenses(2)                                              (0.03)%
 NET EXPENSES(2)                                                          0.96%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.
(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.96%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                 $   98
   3 years                                                                $  312
   5 years                                                                $  544
  10 years                                                                $1,210


                         2     FUND PROFILE - First American Small Cap Core Fund

FIRST AMERICAN SMALL CAP CORE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2001


                         3     FUND PROFILE - First American Small Cap Core Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2001



                                           FUND PROFILE

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- BOND FUNDS



                            BOND IMMDEX(TM)
                                       FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES













                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN BOND IMMDEX(TM) INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Bond IMMDEX(TM) Fund's objective is to provide investors with high current income consistent with limited risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Bond IMMDEX(TM) Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in a combination of:

o securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

o  corporate debt obligations.

o  debt obligations issued by foreign governments and other foreign issuers.

o  mortgage- and asset-backed securities.

The investment advisor attempts to make the fund's duration, return and overall interest rate sensitivity comparable to that of the Lehman Brothers Government/Credit Bond Index. The Lehman Index is a good proxy for measuring the return and other characteristics of the fixed-rate debt market. However, the fund is not an index fund and may invest a substantial portion of its assets in securities not included in the index.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

During normal market conditions, the fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities comparable to that of the Lehman Index. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISK OF UNDERPERFORMING THE INDEX. While the advisor believes purchasing securities which are not in the Lehman Index or not consistent with the "mix" of the Lehman Index provides the opportunity to achieve an enhanced gross return compared to the Lehman Index, the advisor may err in its choices of securities or portfolio mixes. Furthermore, because of the smaller number of issues held by the fund compared to the Lehman Index, material events affecting the fund's portfolio (for example, an issuer's decline in credit quality) may influence the performance of the fund to a greater degree than such events will influence the Lehman Index.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                 1     FUND PROFILE - First American Bond IMMDEX(TM) Income Fund

FIRST AMERICAN BOND IMMDEX(TM) INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

7.56%   10.96%   -3.06%   19.55%   3.08%   9.43%   9.43%  -1.36%  11.88%
--------------------------------------------------------------------------------
1992     1993     1994     1995    1996    1997    1998    1999    2000     2001

Best Quarter:
Quarter ending     June 30, 1995        6.65%

Worst Quarter:
Quarter ending     March 31, 1994      (2.90)%

AVERAGE ANNUAL TOTAL RETURNS        Inception
AS OF 12/31/01(1)                        Date     One Year     Five Years    Ten Years
--------------------------------------------------------------------------------------
Bond IMMDEX(TM) Fund                 12/29/89            %              %            %
--------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(2)                        %              %            %
--------------------------------------------------------------------------------------

(1)On 9/24/01, the Bond IMMDEX(TM) Fund became the successor by merger to the Firstar Bond IMMDEX(TM) Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Bond IMMDEX(TM) Fund.
(2)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities, in each case with maturities of not less than one year.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
 (AS A PERCENTAGE OF OFFERING PRICE)                                       None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                   None

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.30%
 Distribution and Service (12b-1) Fees                                     None
 Other Expenses                                                           0.28%
 Total Annual Fund Operating Expenses                                     0.58%
 Waiver of Fund Expenses(2)                                              (0.10)%
 NET EXPENSES(2)                                                          0.48%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.
(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.48%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                   $ 49
   3 years                                                                  $176
   5 years                                                                  $314
  10 years                                                                  $716


                 2     FUND PROFILE - First American Bond IMMDEX(TM) Income Fund

FIRST AMERICAN BOND IMMDEX(TM) INCOME FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp fund's Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2001


                 3     FUND PROFILE - First American Bond IMMDEX(TM) Income Fund